UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA VIRGINIA MONEY MARKET FUND
JUNE 30, 2014

                                                                      (Form N-Q)

48503-0814                                   (C)2014, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, securities deemed by USAA Asset Management Company (the Manager) to be of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: JPMorgan Chase Bank, N.A. or Wells Fargo & Co.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA     Economic Development Authority
IDA     Industrial Development Authority/Agency

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1  | USAA Virginia Money Market Fund
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PORTFOLIO OF INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND
June 30, 2014 (unaudited)

PRINCIPAL
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (81.5%)

             VIRGINIA (74.8%)

$    1,510   Alexandria IDA (LOC - Bank of America, N.A.)        0.12%          7/01/2026          $   1,510
     9,310   Alexandria IDA (LOC - Branch Banking & Trust Co.)   0.07          10/01/2030              9,310
     6,400   Alexandria IDA (LOC - Wells Fargo Bank, N.A.)       0.05          10/01/2035              6,400
     5,000   Alexandria IDA (LOC - Branch Banking & Trust Co.)   0.07          10/01/2035              5,000
     2,960   Alexandria IDA (LOC - SunTrust Bank)                0.21           8/01/2036              2,960
     8,145   Capital Region Airport Commission (LOC - Wells
                Fargo Bank, N.A.)                                0.05           6/01/2035              8,145
     4,825   College Building Auth. (LIQ) (a)                    0.07           2/01/2021              4,825
     8,345   College Building Auth. (LIQ) (a)                    0.08           9/01/2028              8,345
     1,400   Fairfax County EDA (LOC - SunTrust Bank)            0.21           6/01/2037              1,400
     8,120   Fairfax County IDA                                  0.05           5/15/2035              8,120
     2,665   Fauquier County IDA (LOC - PNC Bank, N.A.)          0.04           4/01/2038              2,665
     8,300   Hampton Roads Sanitation District                   0.03          11/01/2041              8,300
     8,655   Hanover County EDA (LOC - U.S. Bank, N.A.)          0.05          11/01/2025              8,655
     5,135   Harrisonburg IDA (LOC - Branch Banking &
                Trust Co.)                                       0.06           4/01/2036              5,135
     8,520   Lexington IDA                                       0.06           1/01/2035              8,520
    10,400   Loudoun County IDA                                  0.04           2/15/2038             10,400
     3,905   Loudoun County IDA (LOC - PNC Bank, N.A.)           0.04           3/01/2038              3,905
     2,775   Newport News IDA (LOC - Wells Fargo Bank, N.A.)     0.05           8/01/2036              2,775
     5,010   Norfolk Redevelopment and Housing Auth.
                (LOC - Bank of America, N.A.)                    0.15           7/01/2034              5,010
     7,420   Peninsula Ports Auth. (LOC - U.S. Bank, N.A.)       0.04           7/01/2016              7,420
     2,640   Roanoke County EDA (LOC - Branch Banking &
                Trust Co.)                                       0.11          10/01/2028              2,640
     2,495   Stafford County EDA (LIQ) (a)                       0.14          10/01/2015              2,495
     7,020   Stafford County IDA (LOC - Bank of America, N.A.)   0.08           8/01/2028              7,020
     1,465   Stafford County IDA (LOC - U.S. Bank, N.A.)         0.08           5/01/2049              1,465
     2,000   Univ. of Virginia (LIQ) (a)                         0.04           6/01/2032              2,000
     2,000   Virginia Beach (LIQ) (a)                            0.07          10/01/2015              2,000
                                                                                                   ---------
                                                                                                     136,420
                                                                                                   ---------
             DISTRICT OF COLUMBIA (6.7%)

    12,160   Metropolitan Washington Airports Auth. (LOC -
                TD Bank, N.A.)                                   0.07          10/01/2039             12,160
                                                                                                   ---------
             Total Variable-Rate Demand Notes (cost: $148,580)                                       148,580
                                                                                                   ---------

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2  | USAA Virginia Money Market Fund
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
PRINCIPAL
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (18.3%)

             VIRGINIA (18.3%)

$   1,375    Alexandria                                          4.00%          7/01/2014          $   1,375
    2,460    Arlington County                                    5.00           2/15/2015              2,534
    3,450    College Building Auth.                              5.00           2/01/2015              3,548
    1,105    Commonwealth Transportation Board                   5.00           3/15/2015              1,142
    2,240    Commonwealth Transportation Board                   5.00           5/15/2015              2,335
    2,075    Fairfax County                                      5.00           4/01/2015              2,151
    7,850    Newport News                                        5.00           1/15/2015              8,055
    1,245    Public Building Auth.                               5.00           8/01/2014              1,250
    1,335    Public School Auth.                                 3.00           8/01/2014              1,338
    7,000    Univ. of Virginia                                   0.08          10/02/2014              7,000
    1,320    Virginia Beach                                      5.00           7/15/2014              1,323
    1,300    Virginia Beach                                      1.50           1/15/2015              1,310
                                                                                                   ---------
                                                                                                      33,361
                                                                                                   ---------
             Total Fixed-Rate Instruments(cost: $33,361)                                              33,361
                                                                                                   ---------

             TOTAL INVESTMENTS (COST: $181,941)                                                    $ 181,941
                                                                                                   =========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES        OTHER         SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                TOTAL
------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes             $          --     $   148,580     $         --     $    148,580
Fixed-Rate Instruments                 $          --     $    33,361     $         --     $     33,361
------------------------------------------------------------------------------------------------------
Total                                  $          --     $   181,941     $         --     $    181,941
------------------------------------------------------------------------------------------------------

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3  | USAA Virginia Bond Fund
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NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

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4  | USAA Virginia Money Market Fund
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B.  FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $182,285,000 at June 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

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5  | USAA Virginia Money Market Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     08/26/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2014
         ------------------------------